Events occurring after the reporting period (Details)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 29, 2024 GBP (£)	Jul. 31, 2024 employee	Sep. 13, 2024 GBP (£)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Events occurring after the reporting date
Net book value of disposals of intangible assets					£ 10,040,000	£ 8,914,000
Additions or extensions of intangible assets					225,345,000	250,702,000
Drawdown					160,000,000	100,000,000	£ 40,000,000
Borrowings					546,621,000	613,296,000
Revolving facilities
Events occurring after the reporting date
Borrowings					30,000,000	100,000,000
Available facility					300,000,000
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets					10,040,000	8,914,000
Additions or extensions of intangible assets					£ 220,728,000	£ 247,355,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs			£ 55,586,000
Net book value of disposals of intangible assets			16,091,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable			588,000
Acquisition or extension of registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets			£ 218,238,000
Due term of payments			5 years
Sell-on fees and contingent consideration payable			£ 50,000
Redundancy programme
Events occurring after the reporting date
Expected reduction of current employee levels | employee		250
Redundancy programme | Minimum
Events occurring after the reporting date
Costs related to reduction of employee levels				£ 8,000,000.0
Redundancy programme | Maximum
Events occurring after the reporting date
Costs related to reduction of employee levels				£ 10,000,000.0
Revolving facilities drawdowns | Revolving facilities
Events occurring after the reporting date
Borrowings	£ 130,000,000.0
Available facility	300,000,000.0
Revolving facilities drawdowns | Initial revolving facility with Bank of America
Events occurring after the reporting date
Drawdown	£ 100,000,000.0